LORD ABBETT SECURITIES TRUST

Lord Abbett Fundamental Equity Fund

Supplement dated July 1, 2019 to the

Prospectus and Statement Additional Information dated March 1, 2019, as supplemented

Each change below is effective as of August 1, 2019.

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 23 of the prospectus:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Eli Rabinowich, Portfolio Manager	2018
Jeff D. Diamond, Portfolio Manager	2018

The following paragraph replaces the third paragraph under “Management and Organization of the Fund – Portfolio Managers” on page 208 of the prospectus:

Fundamental Equity Fund. Eli Rabinowich, Portfolio Manager, heads the Fund’s team. Mr. Rabinowich joined Lord Abbett in 2018 and has been a member of the Fund’s team since 2018. Mr. Rabinowich was formerly a Portfolio Manager, Partner, and Analyst at Pzena Investment Management from 2004 to 2018. Assisting Mr. Rabinowich is Jeff D. Diamond, Portfolio Manager. Mr. Diamond joined Lord Abbett in 2007 and has been a member of the Fund’s team since 2017. Messrs. Rabinowich and Diamond are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” beginning on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Fundamental Equity Fund
Eli Rabinowich	9	6,387.1	1	62.7	2,072	1,823.0[2]
Jeff Diamond	5	2,698.4	0	0	1,234	721.7[2]

2 Includes $523.2 million for which Lord Abbett provides investment models to managed account sponsors.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Holdings of Portfolio Managers” beginning on page 7-3 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Fundamental Equity Fund
Eli Rabinowich[2]	$50,001-$100,000
Jeff D. Diamond[3]	$50,001-$100,000

2 Data is provided as of February 11, 2019.

3 Data is provided as of January 31, 2019.

Please retain this document for your future reference.